Financial Instruments and Fair Value Disclosures - Derivatives designated as hedging instruments (Table 2) (Details) - USD ($)	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Interest rate swaps - Realized Loss	$ 0	$ (98,656)
Interest and finance costs (Location of Loss Transferred from Accumulated Other Comprehensive Loss in Statement of Comprehensive Loss - Effective Portion)
Interest rate swaps - Realized Loss	$ 0	$ (98,656)